FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Company measured its financial assets and liabilities including time deposits, available-for-sale securities and game license payment liabilities at fair value on a recurring basis as of December 31, 2014 and 2015.

Cash equivalents included time deposits that can been withdrawn at any time and are stated at fair value. The investment in listed equity securities are stated at fair value. The Company classified such financial assets as investments within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 investments as of December 31, 2014 and 2015.

Game license payment liabilities arising from the acquisition of intangible assets relating to a game license obtained in 2012 are classified within Level 3 of the fair value hierarchy because the Company recorded the present value of the installment payment liabilities using discounted cash flow ("DCF") method. The significant unobservable input used in the DCF model was the discount rate of 3.25% which approximated to the Company's expected borrowing rate from banks in the United States. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value.

The Company measured the fair value of investment in convertible redeemable preferred shares of Blue mobile and purchased capital of RL based on a valuation which utilizes market approach to determine the equity value and the options-pricing method to determine the allocated values between preferred shares and common shares. The investments in Blue Mobile and RL are classified within Level 3 of the fair value hierarchy because the Company used unobservable inputs to value the investment. The significant unobservable input includes the market multiple estimated based on stock prices and price to sales ratios of comparable companies in the same industry.

The Company measured the fair value of investment in convertible redeemable preferred shares of Cream Soft based on a valuation which utilizes income approach to determine the relevant equity value and options-pricing method to determine the allocated value to preferred shares. The investment in Cream Soft is classified within Level 3 of the fair value hierarchy because the Company used unobservable inputs to value the investment. The significant unobservable inputs include the forecast financial performance of the investee business and discount rate to determine the fair value of the business.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2014 and 2015:

	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Time deposits	$40,777,831	$-	$-	$40,777,831	$31,775,348	$-	$-	$31,775,348
Available-for-sale securities	20,013,487	-	-	20,013,487	64,755,514	-	2,769,194	67,524,708
Game license payment liabilities	-	-	19,860,000	19,860,000	-	-	10,000,000	10,000,000

A movement of the Company's financial assets and liabilities measured at a recurring basis using significant unobservable inputs is as follows:

	Available-for-sale securities	Game license payment liabilities

Balance as of January 1, 2013	$-	$43,660,000
Gains or losses for the period
Earnings	-	600,000
Other comprehensive income	-	-
Settlements	-	(5,000,000)
Balance as of December 31, 2013	-	39,260,000
Gains or losses for the period
Earnings	-	600,000
Other comprehensive income	-	-
Settlements	-	(20,000,000)
Balance as of December 31, 2014	$-	$19,860,000
Purchases	2,401,378	-
Gains or losses for the period
Earnings	-	140,000
Other comprehensive income	367,816	-
Settlements	-	(10,000,000)
Balance as of December 31, 2015	$2,769,194	$10,000,000

Measured on nonrecurring basis

Goodwill, cost method investments and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized. Those assets are considered as level 3 assets because the Company used unobservable inputs to determine their fair value.

The Company measured the fair value of the purchased intangible using the "cost," "income approach-excess earnings" or "with & without" valuation methods. In addition, the Company measured the fair value of intangible assets using income approach method based on which to recognize the impairment loss in 2014 and 2015. The unobservable inputs include forecast financial performance of the acquired businesses or assets and discount rates to determine the fair value of these purchased assets.

The Company measured the fair value of cost method investment in Meteor using income approach method based on which to recognize the impairment loss in 2014. The unobservable inputs include forecast financial performance and future cash flow to determine the fair value of the cost method investment.

Intangible assets purchased with issued warrants as consideration are measured at fair value on a nonrecurring basis on the transaction date (see Note 18).